Subsequent Event (table)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Subsequent Events [Abstract]
Commodity Price Swap Agreements Table

In conjunction with the MGR acquisition, the Partnership entered into commodity price swap agreements with Anadarko that do not contain fixed notional volumes, each effective for one year beginning January 1, 2012, and extending through December 31, 2016. Below is a summary of the fixed prices on the Partnership's commodity price swap agreements for the system:

	Year Ended December 31,
per barrel except natural gas	2012	2013	2014	2015	2016

Ethane	$26.87	$25.34	$24.10	$23.41	$23.11
Propane	$57.97	$55.59	$53.78	$52.99	$52.90
Isobutane	$80.98	$77.66	$75.13	$74.02	$73.89
Normal butane	$71.15	$68.24	$66.01	$65.04	$64.93
Natural gasoline	$89.51	$85.84	$83.04	$81.82	$81.68
Condensate	$89.51	$85.84	$83.04	$81.82	$81.68
Natural gas (per MMbtu)	$3.62	$4.17	$4.45	$4.66	$4.87

Below is a summary of the fixed price ranges on the Partnership's commodity price swap agreements outstanding as of December 31, 2011:

	Year Ended December 31,
per barrel except natural gas	2012			2013			2014			2015

Ethane	$18.21	−	29.78	$18.32	−	30.10	$18.36	−	30.53	$18.41
Propane	$45.23	−	53.28	$45.90	−	55.84	$46.47	−	52.37	$47.08
Isobutane	$57.50	−	67.22	$60.44	−	68.11	$61.24	−	69.23	$62.09
Normal butane	$52.40	−	62.92	$53.20	−	66.37	$53.89	−	64.78	$54.62
Natural gasoline	$69.77	−	85.15	$70.89	−	92.23	$71.85	−	79.74	$72.88
Condensate	$72.73	−	78.52	$74.04	−	83.93	$75.22	−	79.56	$76.47	−	78.61
Natural gas (per MMbtu)	$4.15	−	5.97	$3.75	−	6.09	$5.32	−	6.20	$5.50	−	5.96